Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES:

	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	6,783	5,008
Finished goods	5,730	5,109
	12,513	10,117

Inventories write-downs amounted to approximately $142 thousand and $9 thousand during the six months ended June 30, 2026, and 2025, respectively. Inventory write-downs amounted to approximately $36 thousand and $9 thousand during the three months ended June 30, 2026, and 2025, respectively.

Inventories write-downs are recorded in cost of revenues.